Accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
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Changes in accounting policies in 2017

a) Changes in accounting policies in 2017

ING Group has applied a number of amendments to standards for the first time during the year ended 31 December 2017. The implementation of these changes had an insignificant impact on the consolidated financial position, net result, other comprehensive income, cash flows, and related disclosures of ING Group. The amendment to IAS 7 now requires a disclosure of changes in liabilities arising from financing activities, reference is made to Note 31 ‘Changes in liabilities arising from financing activities’. ING Group has not early adopted any other standard, interpretation or amendment which has been issued, but is not yet effective.

Upcoming changes in IFRS after 2017

b) Upcoming changes in IFRS after 2017

Changes to IFRS effective in 2018 and onwards expected to have no significant impact on ING Group

The following published amendments are not mandatory for 2017 and have not been early adopted by the group. ING Group is still currently assessing the detailed impact of these amendments, however the implementation of these amendments is expected to have no significant impact on ING Group’s consolidated financial statements.

The list of upcoming changes to IFRS, which are applicable for ING Group:

Effective in 2018:

•	Amendments to IFRS 2 ‘Share-based Payment’: Classification and Measurement of Share-based payment transactions

•	Amendments to IAS 40 ‘Investment Property’: Transfers of Investment Property;

•	Annual improvements cycle 2014 – 2016: Amendments to IAS 28 ‘Investments in Associates and Joint Ventures’; and

•	IFRIC 22 ‘Foreign Currency Transactions and Advance Consideration’.

Effective in 2019:

•	IFRIC 23 ‘Uncertainty over Income Tax Treatments’;

•	Amendments to IAS 28: ‘Investments in Associates and Joint Ventures’: Long-term Interests in Associates and Joint Ventures;

•	Annual improvements cycle 2015 – 2017: Amendments to IFRS 3 ‘Business Combinations’, IFRS 11 ‘Joint Arrangements’, IAS 12 ‘Income Taxes’, IAS 23 ‘Borrowing Costs’; and

•	Amendments to IAS 19: ‘Employee Benefits’: Plan Amendment, Curtailment or Settlement

IASB has also issued IFRS 17 ‘Insurance Contracts’ effective in 2021, however it is not applicable for ING Group.

Major new IFRSs

IFRS 9 ‘Financial Instruments’

IFRS 9 ‘Financial Instruments’ was issued by the IASB in July 2014 and endorsed by the EU in November 2016. IFRS 9 replaces IAS 39 ‘Financial Instruments: Recognition and Measurement’ and includes requirements for the classification and measurement of financial assets and liabilities, impairment of financial assets, and hedge accounting. The new requirements are effective for annual periods beginning on or after 1 January 2018 and will be applied by ING Group as of 1 January 2018. ING Group applies the classification, measurement, and impairment requirements retrospectively by adjusting the opening balance sheet and opening equity at 1 January 2018, and has decided not to restate comparative periods and not to early apply the changed own credit risk requirements, as permitted by IFRS 9. In October 2017, the IASB issued an amendment to IFRS 9 with regard to prepayment features with negative compensation. This change allows financial assets with prepayment features that permit or require a party to a contract either to pay or receive reasonable compensation for the early termination of the contract, to be measured at amortised cost or at fair value through other comprehensive income. The amendment will be effective for annual period beginning or after 1 January 2019. If the amendment is endorsed by the EU, ING will early adopt the amendment to IFRS 9 as of 1 January 2018 as permitted. Based on the assessments carried out, ING Group does not expect that this change will have an impact.

ING decided to continue applying IAS 39 for hedge accounting as explicitly permitted by IFRS 9. The revised hedge accounting disclosures as required by IFRS 7 ‘Financial Instruments: Disclosures’ as per 1 January 2018 will be implemented across ING Group.

IFRS 9 program governance and status

The IFRS 9 program was initiated in 2015 and was set-up based on the three pillars of the IFRS 9 standard: Classification and Measurement, Impairment, and Hedge Accounting. These central work streams consisted of experts from Finance, Risk, Bank Treasury, Operations and the Business. The IFRS 9 Technical Board consisted of the heads of various Finance and Risk functions supporting the IFRS 9 Steering Committee by reviewing the interpretations of IFRS 9, the central guidance, and instructions as prepared by the central work streams. The IFRS 9 Steering Committee was the key decision making body and consists of senior managers from Finance, Risk, Bank Treasury and Wholesale Banking Lending Services. The Management Board Banking and the Audit Committee were periodically updated about IFRS 9 and the key decisions.

In 2017 the program’s focus was on:

•	Performing three ‘parallel runs’ to test readiness of systems, processes and a number of controls for transition to IFRS 9 as per 1 January 2018;

•	Developing and validating of the new expected credit loss models;

•	Developing and implementing processes for staging and using forward looking economic guidance in the Expected Credit Losses models;

•	Finalising technical interpretation of the IFRS 9 standard;

•	Finalising the business model assessment and solely payments of principal and interest testing for Classification and Measurement purposes;

•	Implementing and testing system changes;

•	Updating the policies, governance and control frameworks that are impacted by IFRS 9 and starting to embed these changes into everyday business and financial reporting cycles;

•	Preparing the IFRS 9 transition disclosure plan.

During 2017, the IFRS 9 program was subject to reviews by supervisors and audits by ING’s internal audit department.

ING has almost completed the implementation of IFRS 9. The main procedures that are in the process of being finalised are the transfer of program activities, further embedding internal controls in the processes and the last model validations.

Classification and Measurement

IFRS 9 is built on a single classification and measurement approach for financial assets that reflects the business model in which they are managed and their cash flow characteristics. Financial assets are therefore classified in their entirety rather than being subject to complex bifurcation requirements.

Two criteria are used to determine how financial assets should be classified and measured at amortised cost (AC), fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVPL):

1.	The business model assessment, performed to determine how a portfolio of financial instruments as a whole is managed in order to classify the business model as Hold to Collect (HtC), Hold to Collect & Sell (HtC&S), or other; and

2.	The contractual cash flow characteristics test, performed to determine whether the financial instruments give rise to cash flows that are Solely Payments of Principal and Interest (SPPI). Principal is defined as the fair value of the financial asset on initial recognition. Interest is defined as consideration for the time value of money, for the credit risk associated with the principal amount outstanding during a particular period and for other basic lending risk and costs as well as margin.

A financial asset is measured at AC if it is held within a HtC business model, the contractual cash flows are solely SPPI and if it is not designated as at FVPL. A financial asset is measured at FVOCI if it is held within a HtC&S business model, the contractual cash flows are solely SPPI and if it is not designated as at FVPL. Financial assets not classified as AC or FVOCI are measured at FVPL.

ING’s business models are based on the existing management structure of the bank, and refined based on an analysis of how businesses are evaluated and reported, how their specific business risks are managed and on historic and expected future sales. The SPPI testing was carried out on a sample basis conducted after the financial assets within the business models were stratified based on an analysis of product characteristics. In performing the SPPI testing, ING considered the contractual terms of the instruments. This included assessing whether the financial assets contained a contractual term that would change the amount or timing of contractual cash flows such that they would no longer be SPPI compliant. In making the assessment, terms such as the following were considered:

•	Prepayment terms. For example a prepayment of an outstanding principal amount plus a penalty capped to three or six months of interest;

•	Leverage features, which increase the variability of the contractual cash flows with the result that they do not have the economic characteristics of interest; An example is a Libor contract with a multiplier of 1.3;

•	Terms that limit the groups claim to cash flows from specified assets – e.g. non-recourse asset arrangements; This could be the case if payments of principal and interest are met solely by the cash flows generated by the underlying asset, for example in real estate, shipping and aviation financing;

•	Features that modify consideration for the time value of money. These are contracts with for example an interest rate which is reset every month to a one-year rate.

A number of key accounting policy choices were required for the Classification and Measurement of ING’s financial assets, such as the level of permissible sales in a HtC business model, the FVOCI option for equity investments and accounting prepayments. The decision making process for such policy choices followed the IFRS 9 programme governance, with technical matters researched, decisions documented, and conclusions proposed by ING’s IFRS 9 Technical Board for approval by the IFRS 9 Steering Committee.

IFRS 9 largely retains the existing requirements in IAS 39 for the classification of financial liabilities. However, under IAS 39 all fair value changes of financial liabilities designated at FVPL are recognised in the Statement of profit or loss (SOPL), whereas under IFRS 9 the fair value changes are presented as follows:

•	The amount of change in the fair value that is attributable to changes in the credit risk of the liability is presented in the Statement of other comprehensive income (SOCI). Upon derecognition this Debt Valuation Adjustment (DVA) impact shall not be recycled from other comprehensive income (OCI) to the SOPL; and

•	The remaining amount of change in the fair value is presented in the SOPL.

The impact of this change is that an amount of approximately EUR 0.2 billion will be reclassified within equity from Retained earnings to OCI.

Impact

As a result of the combined application of the business model analysis and SPPI test, the classification and measurement of the following portfolios will change:

•	The most significant change is the reclassification of a part of the available-for-sale (AFS) investment portfolio, which will be split into a portfolio classified at AC and a portfolio at FVOCI. Approximately EUR 35.5 billion of debt securities previously classified at AFS under IAS 39 will be measured at AC based on the IFRS 9 HtC business model. The reclassification from AFS to AC will result in a reduction of the unrealised revaluation gains in equity at transition date of approximately EUR 0.6 billion.

•	For a mortgage portfolio of EUR 3.4 billion, the measurement will change from AC to FVOCI as it meets the HtC&S business model requirements. As the fair value of the portfolio is higher than the AC, this will have a positive impact on equity of EUR 0.2 billion.

•	Approximately EUR 1.3 billion of debt securities and loans previously booked at AC or AFS will be measured at FVPL as the cash flows do not meet the SPPI test. This measurement change has a limited negative impact on equity at transition date.

Furthermore, there are a few portfolios for which only the classification on ING’s Consolidated statement of financial position will change without impacting equity.

•	ING has a portfolio of equity securities amounting to EUR 4.0 billion. For strategic equity instruments amounting to EUR 3.9 billion, ING has decided to apply the option to irrevocably designate these at FVOCI, instead of the IFRS 9 default measurement of FVPL. FVOCI equity investments will have no recycling of the revaluation reserve anymore to the SOPL upon disposal. For these instruments only dividend income continues to be recognised in the SOPL.; and

•	Certain reverse repurchase portfolios amounting to EUR 54.8 billion will be classified as financial assets ‘Mandatorily at FVPL’ instead of Held for trading. ING will use the fair value option for the related repurchase financial liabilities amounting to EUR 37.2 billion.

Impairment

The implementation of IFRS 9 has a significant impact on ING’s impairment methodology. The Expected Credit Loss (ECL) model is a forward-looking model. The ECL estimates are unbiased, probability-weighted, and include supportable information about past events, current conditions, and forecasts of future economic conditions. ING’s ECL model reflects three macroeconomic scenarios via a baseline, up and down scenario and include the time value of money. The model applies to on-balance sheet financial assets accounted for at AC and FVOCI such as loans, debt securities and lease receivables, as well as off-balance sheet items such as undrawn loan commitments, certain financial guarantees, and undrawn committed revolving credit facilities. Compared to the scope under IAS 39, the main change is the inclusion of off-balance sheet exposures and HtC&S financial assets. ING aligned the definition of credit impaired under IFRS 9 with the definition of default for prudential purposes.

ING’s approach leveraged the existing regulatory capital models that use the Advanced Internal Ratings Based (AIRB) models for regulatory purposes. For other portfolios that use the Standardized Approach (SA) to calculate regulatory capital, ING developed new ECL models.

Three stage approach

ING Group will apply the IFRS 9 three stage approach to measure expected credit losses:

•	Stage 1: 12 month ECL – No significantly increased credit risk.

Financial instruments that have not had a significant increase in credit risk since initial recognition require, at initial recognition a provision for ECL associated with the probability of default events occurring within the next 12 months (12 month ECL). For those financial assets with a remaining maturity of less than 12 months, a Probability of Default (PD) is used that corresponds to the remaining maturity.

•	Stage 2: Lifetime ECL – Significantly increased credit risk

In the event of a significant increase in credit risk since initial recognition, a provision is required for the lifetime ECL representing losses over the life of the financial instrument (lifetime ECL).

•	Stage 3: Lifetime ECL – Defaulted

Financial instruments that move into Stage 3 once credit impaired and purchases of credit impaired assets will require a lifetime provision.

Significant increase in credit risk

A financial asset moves from Stage 1 to Stage 2 when there is a significant increase in credit risk since initial recognition. ING Group established a framework which incorporates quantitative and qualitative information to identify this on an asset level applying a relative assessment. Each financial asset will be assessed at the reporting date on the triggers for significant deterioration. ING Group assesses significant increase in credit risk using:

•	Delta in the lifetime default probability;

•	Forbearance status;

•	Watch list status. Loans on the watchlist are individually assessed for Stage 2 classification;

•	Intensive care management;

•	Internal rating;

•	Arrears; and the

•	More than 30 days past due backstop for Stage 1 to Stage 2 transfers.

The delta in lifetime probability of default is the main trigger for movement between Stage 1 and Stage 2. The trigger compares lifetime probability of default at origination versus lifetime probability of default at reporting date, considering the remaining maturity. Assets can move in both directions, meaning that they will move back to Stage 1 or Stage 2 when the Stage 2 or Stage 3 triggers are not applicable anymore (taking into account the regulatory probation periods). The stage allocation is implemented in the central credit risk systems.

Macroeconomic scenarios

ING has established a quarterly process whereby forward-looking macroeconomic scenarios and probability weightings are developed for ECL calculation purposes. ING applies predominantly data from a leading service provider enriched with the internal ING view. To reflect an unbiased and probability-weighted ECL amount, a baseline, an up-scenario and a down-scenario are determined. As a baseline scenario, ING applies the market-neutral view combining consensus forecasts for economic variables such as unemployment rates, GDP growth, house prices, commodity prices, and short-term interest rates. Applying market consensus in the baseline scenario ensures unbiased estimates of the expected credit losses.

The alternative scenarios are based on observed forecast errors in the past, adjusted for the risks affecting the economy today and the forecast horizon. The probabilities assigned are based on the likelihoods of observing the three scenarios and are derived from confidence intervals on a probability distribution. The scenarios are adjusted on a quarterly basis.

As the inclusion of forward-looking macroeconomic scenarios requires judgement, a Macroeconomic scenarios team and a Macroeconomic scenarios expert panel were established. The Macroeconomic scenarios team is responsible for the macroeconomic scenarios used for IFRS 9 ECL purposes with a challenge by the Macroeconomic scenarios expert panel. This ensures that the macroeconomic scenarios are sufficiently challenged and that key economic risks, including immediate short term risks, are taken into consideration when developing the macroeconomic scenarios used in the calculation of ECL. The Macroeconomic scenarios expert panel is a diverse team composed of senior management representatives from the Business, Risk, Finance, and an external party.

Measurement

The calculation of IFRS 9 ECL leverages on ING Group’s expected loss models (PD, LGD, EAD) currently used for regulatory capital, economic capital, and collective provisions in the current IAS 39 framework. These models are adjusted for 1) removal of embedded prudential conservatism (such as floors), 2) provide forward-looking point in time estimates based on macroeconomic predictions and 3) a 12 months or lifetime view of credit risk where needed. Lifetime features are default behaviour over a longer horizon, full behaviour after the default moment, repayment schedules and early settlements. For most financial instruments, the expected life is limited to the remaining maturity. For overdrafts and certain revolving credit facilities, such as credit cards, open ended assumptions are taken as these do not have a fixed term or repayment schedule.

To measure ECL, ING Group applies a PD x EAD x LGD approach incorporating the time value of money. For Stage 1 assets a forward-looking approach on a 12 month horizon will be applied. For Stage 2 assets a lifetime view on the credit is applied. The Lifetime Expected Loss (LEL) is the discounted sum of the portions of lifetime losses related to default events within each time window of 12 months till maturity. For Stage 3 assets the PD equals 100% and the Loss Given Default (LGD) and Exposure At Default (EAD) represent a lifetime view of the losses based on characteristics of defaulted facilities.

Impact

As a result of the new IFRS 9 impairment requirements, ING expects that the loan loss provisions (LLP) increase by approximately EUR 0.6 billion (pre-tax). The split of the ECL to different stages of our portfolio is further detailed in the table below. The increase in the level of impairments due to the IFRS 9 transition is mainly the result of IFRS 9 Stage 2 loans for which lifetime expected credit losses need to be calculated.

Estimated IFRS 9 transition impact impairments as at 1 January 2018[1]

In billions of euros	IAS 39 LLP	IFRS 9 impairment stages	Estimated IFRS 9 ECL increase		Estimated IFRS 9 ECL
Incurred but Not Reported (IBNR)	0.7	Stage 1 – 12 month ECL	0.1		0.4
		Stage 2 – Lifetime ECL	0.5		0.9
Individual provisions (ISFA, INSFA)	3.9	Stage 3 – Lifetime ECL	0.0	[2]	3.9

Total	4.6	Total	0.6		5.2

1	Includes provisions for contingent liabilities

2	The change for Stage 3 financial assets is rounded.

IFRS 9 Impact on capital and other regulatory requirements

IFRS 9 will impact ING Group’s reported capital as a result of the transition adjustments recorded in shareholders’ equity on transition date. The Basel Committee on Banking Supervision (BCBS) pointed out that the treatment of provisions under both the SA and the AIRB frameworks remains, but allows jurisdictions the option to choose whether to apply a transitional arrangement for the impact of impairment under IFRS 9. As a result, the EU introduced transitional arrangements for mitigating the impact of the introduction of IFRS 9 impairment on own funds in the Capital Requirements Regulations (CRR). ING has decided not to apply the IFRS 9 impairment transitional arrangements. The increase in provisions will have limited impact on ING’s CET1 ratio as for the AIRB portfolios it will be offset by the existing regulatory provision shortfall per 31 December 2017.

The estimated impact of the adoption of IFRS 9 on shareholders’ equity is approximately EUR -0.9 billion and -18 basis points on CET1 capital ratio at implementation date 1 January 2018, consisting of:

Estimated impact of adopting IFRS 9 on shareholders’ equity as at 1 January 2018

In billions of euros	Estimated impact on shareholders’ equity
Loan loss provisions[1]	–0.4
Investment portfolio[2]	–0.6
Mortgages held in HtC&S portfolio[3]	0.2
Other[4]	–0.1

Total impact	–0.9

1	The EUR -0.4 billion is, the post-tax impact on equity of the estimated IFRS 9 ECL increase amounting to EUR 0.6 billion. The capital impact is for the AIRB portfolios, offset by the release of expected loss elements currently included in the calculation of regulatory capital per 31 December 2017.
2	Main impact of approximately EUR -0.6 billion from the reclassification of a part of the investment portfolio from the AFS (FVOCI) debt securities under IAS 39 to the HtC portfolio (AC) under IFRS 9.
3	A portfolio of mortgages will be measured at FVOCI under IFRS 9 instead of AC under IAS 39 resulting in an impact of approximate EUR 0.2 billion impact on CET1 capital.
4	This item mainly relates to the estimated impact of reporting loans and debt instruments at fair value through the SOPL because the cash flows of these assets do not represent SPPI.

The impact on other regulatory ratios is not expected to be material.

IFRS 15 ‘Revenue from Contracts with Customers’

IFRS 15 ‘Revenue from Contracts with Customers’ is effective for annual periods beginning on or after 1 January 2018 and has been endorsed by the EU. IFRS 15 introduces a five-step approach for recognising revenue as and when the agreed performance obligations are satisfied. Agreed performance obligations are individual promises made to the customer that deliver benefit from the customer’s perspective. Revenue should either be recognised at a point-in-time or over-time depending on the service being delivered to the customer.

ING assessed the impact of IFRS 15 and expects that it will have no significant effect on ING Group’s Net result and/or Other comprehensive income and Shareholders’ equity.

IFRS 16 ‘Leases’

IFRS 16 ‘Leases’ is effective for annual periods beginning on or after 1 January 2019 and has been endorsed by the EU. IFRS 16 is the new accounting standard for leases and will replace IAS 17 ‘Leases’ and IFRIC 4 ‘Determining whether an Arrangement contains a Lease’. The new standard removes the distinction between operating or finance leases for lessee accounting, resulting in all leases being treated as finance leases. All leases will be recognised on the statement of financial position with the optional exceptions for short-term leases with a lease term of less than 12 months and leases of low-value assets (for example mobile phones or laptops). A lessee is required to recognise a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. The main reason for this change is that this approach will result in a more comparable representation of a lessee’s assets and liabilities in relation to other companies and, together with enhanced disclosures, will provide greater transparency of a lessee’s financial leverage and capital employed. The standard permits a lessee to choose either a full retrospective or a modified retrospective transition approach. Furthermore the standard provides some practical options and exemptions to ease the costs of transition. Lessor accounting remains substantially unchanged. ING will adopt the standard at its effective date planning to use the modified retrospective approach, however ING is still currently assessing the detailed impact of this standard.

Reconciliation between IFRS-EU and IFRS-IASB

Reconciliation between IFRS-EU and IFRS-IASB

The published 2017 Annual Accounts of ING Group are prepared in accordance with IFRS-EU. IFRS-EU refers to International Financial Reporting Standards (‘IFRS’) as adopted by the European Union (EU), including the decisions ING Group made with regard to the options available under IFRS as adopted by the EU. IFRS-EU differs from IFRS-IASB in respect of certain paragraphs in IAS 39 ‘Financial Instruments: Recognition and Measurement’ regarding hedge accounting for portfolio hedges of interest rate risk.

Under IFRS-EU, ING Group applies fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the EU carve-out version of IAS 39. Under the EU IAS 39 carve-out, hedge accounting may be applied, in respect of fair value macro hedges, to core deposits and hedge ineffectiveness is only recognised when the revised estimate of the amount of cash flows in scheduled time buckets falls below the original designated amount of that bucket and is not recognised when the revised amount of cash flows in scheduled time buckets is more than the original designated amount. Under IFRS-IASB, hedge accounting for fair value macro hedges cannot be applied to core deposits and ineffectiveness arises whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket.

This information is prepared by reversing the hedge accounting impacts that are applied under the EU ‘carve-out’ version of IAS 39. Financial information under IFRS-IASB accordingly does not take account of the possibility that had ING Group applied IFRS-IASB as its primary accounting framework it might have applied alternative hedge strategies where those alternative hedge strategies could have qualified for IFRS-IASB compliant hedge accounting. These decisions could have resulted in different shareholders’ equity and net result amounts compared to those indicated in this Annual Report on
Form 20-F.

A reconciliation between IFRS-EU and IFRS-IASB is included below.

Both IFRS-EU and IFRS-IASB differ in several areas from accounting principles generally accepted in the United States of America (US GAAP).

Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
	Total Equity
	2017	2016	2015
In accordance with IFRS-EU	50,406	49,793	47,832
Adjustment of the EU IAS 39 carve-out	–2,655	–3,472	–3,883
Tax effect of the adjustment	678	936	1,023

Effect of adjustment after tax	–1,977	–2,536	–2,860

Shareholders’ equity	48,429	47,257	44,972
Non-voting equity securities
Non-controlling interests	715	606	638

In accordance with IFRS-IASB Total Equity	49,144	47,863	45,610

Reconciliation net result under IFRS-EU and IFRS-IASB
	Net result
	2017	2016	2015
In accordance with IFRS-EU	4,905	4,651	4,010
Adjustment of the EU IAS 39 carve-out	817	411	1,205
Tax effect of the adjustment	–258	–87	–289

Effect of adjustment after tax	559	324	916

In accordance with IFRS-IASB (attributable to the equityholders of the parent)	5,464	4,975	4,926
Non-controlling interests	82	75	408

In accordance with IFRS-IASB Total net result	5,546	5,050	5,334

Significant judgements and critical accounting estimates and assumptions

c) Significant judgements and critical accounting estimates and assumptions

The preparation of the consolidated financial statements requires management to make judgements in the process of applying its accounting policies and to use estimates and assumptions. The estimates and assumptions affect the reported amounts of the assets and liabilities and the amounts of the contingent liabilities at the balance sheet date, as well as reported income and expenses for the year. The actual outcome may differ from these estimates. The process of setting assumptions is subject to internal control procedures and approvals.

ING Group has identified areas that require management to make significant judgements and use critical accounting estimates and assumptions based on the information and financial data that may change in future periods. These areas are:

•	The determination of the fair values of financial assets and liabilities;

•	Loan loss provisions; and

•	Provisions.

For further discussion of the significant judgements and critical accounting estimates and assumptions in these areas, reference is made to the relevant parts in section d) ‘Principles of valuation and determination of results’ and the applicable notes to the consolidated financial statements.

Consolidation

Consolidation

ING Group (the Group) comprises ING Groep N.V. (the Parent Company), ING Bank N.V. and all other subsidiaries. Subsidiaries are entities controlled by ING Groep N.V. Control exists if ING Groep N.V. is exposed or has rights to variable returns and has the ability to affect those returns through the power over the investee. Control is usually achieved through situations including, but not limited to:

•	Ownership, directly or indirectly, of more than half of the voting power;

•	Ability to appoint or remove the majority of the board of directors;

•	Power to govern operating and financial policies under statute or agreement; and

•	Power over more than half of the voting rights through an agreement with other investors.

The existence and effect of potential voting rights that are currently exercisable or convertible are considered in assessing whether ING Group controls another entity.

For interests in investment vehicles, the existence of control is determined taking into account both ING Group’s financial interests for own risk and its role as investment manager.

A list of principal subsidiaries is included in Note 47 ‘Principal subsidiaries’.

A list containing the information referred to in Section 379 (1), Book 2 of the Dutch Civil Code has been filed with the office of the Commercial Register of Amsterdam, in accordance with Section 379 (5), Book 2 of the Dutch Civil Code.

The results of the operations and the net assets of subsidiaries are included in the statement of profit or loss and the statement of financial position from the date control is obtained until the date control is lost. On disposal, the difference between the sales proceeds, net of directly attributable transaction costs, and the net assets is included in net result.

A subsidiary which ING Group has agreed to sell but is still legally owned by ING Group may still be controlled by ING Group at the balance sheet date and therefore, still be included in the consolidation. Such a subsidiary may be presented as a held for sale disposal group if certain conditions are met.

All intercompany transactions, balances and unrealised surpluses and deficits on transactions between group companies are eliminated. Where necessary, the accounting policies used by subsidiaries are changed to ensure consistency with group policies. In general, the reporting dates of subsidiaries are the same as the reporting date of ING Groep N.V.

ING Groep N.V. and its Dutch group companies are subject to legal restrictions regarding the amount of dividends they can pay to their shareholders. The Dutch Civil Code contains the restriction that dividends can only be paid up to an amount equal to the excess of the company’s own funds over the sum of the paid-up capital and reserves required by law. Additionally, certain Group companies are subject to restrictions on the amount of funds they may transfer in the form of dividends, or otherwise, to the parent company.

Furthermore, in addition to the restrictions in respect of minimum capital requirements that are imposed by industry regulators in the countries in which the subsidiaries operate, other limitations exist in certain countries.

Segment reporting

Segment reporting

A segment is a distinguishable component of the Group, engaged in providing products or services, subject to risks and returns that are different from those of other segments monitored by management. A geographical area is a distinguishable component of the Group engaged in providing products or services within a particular economic environment that is subject to risks and returns that are different from those of segments operating in other economic environments. The geographical analyses are based on the location of the office from which the transactions are originated.

Foreign currency translation

Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The Consolidated financial statements are presented in euros, which is ING Group’s presentation currency.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing at the date of the transactions. Exchange rate differences resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the statement of profit or loss, except when deferred in equity as part of qualifying cash flow hedges or qualifying net investment hedges.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Exchange rate differences on non-monetary items, measured at fair value through profit or loss, are reported as part of the fair value gain or loss. Non-monetary items are retranslated at the date fair value is determined. Exchange rate differences on non-monetary items measured at fair value through the revaluation reserve are included in the revaluation reserve in equity.

Exchange rate differences in the statement of profit or loss are generally included in ‘Valuation results and net trading income’. Reference is made to Note 21 ‘Valuation results and net trading income’, which discloses the amounts included in the statement of profit or loss. Exchange rate differences relating to the disposal of available-for-sale debt and equity securities are considered to be an inherent part of the capital gains and losses recognised in Investment income. As mentioned below, in Group companies relating to the disposals of group companies, any exchange rate difference deferred in equity is recognised in the statement of profit or loss in ‘Result on disposal of group companies’. Reference is also made to Note 18 ‘Equity’, which discloses the amounts included in the statement of profit or loss.

Group companies

The results and financial positions of all group companies that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	Assets and liabilities included in each statement of financial position are translated at the closing rate at the date of that statement of financial position;

•	Income and expenses included in each statement of profit or loss are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

•	All resulting exchange rate differences are recognised in a separate component of equity.

On consolidation, exchange rate differences arising from the translation of a monetary item that forms part of the net investment in a foreign operation, and of borrowings and other instruments designated as hedges of such investments, are taken to shareholders’ equity. When a foreign operation is sold, the corresponding exchange rate differences are recognised in the statement of profit or loss as part of the gain or loss on sale.

Goodwill and fair value adjustments arising from the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the exchange rate prevailing at the balance sheet date.

Recognition and derecognition of financial instruments

Recognition and derecognition of financial instruments

Recognition of financial assets

All purchases and sales of financial assets classified at fair value through profit or loss, held-to-maturity and available-for-sale that require delivery within the time frame established by regulation or market convention (‘regular way’ purchases and sales) are recognised at trade date, which is the date on which the Group commits to purchase or sell the asset. Loans and receivables are recognised at settlement date, which is the date on which the Group receives or delivers the asset.

Derecognition of financial assets

Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired or where the Group has transferred substantially all risks and rewards of ownership. If the Group neither transfers nor retains substantially all the risks and rewards of ownership of a financial asset, it derecognises the financial asset if it no longer has control over the asset.

Realised gains and losses on financial assets

For financial assets at amortised cost, realised gains and losses on investments are determined as the difference between the sale proceeds and amortised cost. For available-for-sale financial assets, the accumulated fair value adjustments in other comprehensive income are included in the statement of profit or loss when the asset is disposed. For equity securities, the cost is determined using a weighted average per portfolio. For debt securities, the cost is determined by specific identification.

Recognition of financial liabilities

Financial liabilities are recognised on the date that the entity becomes a party to the contractual provisions of the instrument.

Derecognition of financial liabilities

Financial liabilities are removed from the balance sheet when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished and the consideration paid is recognised in profit or loss.

Classification of financial instruments

Classification of financial instruments

Financial assets and liabilities at fair value through profit or loss

Financial assets at fair value through profit or loss include equity securities, debt securities, derivatives, loans and receivables, and other, and comprise the following sub-categories: trading assets, non-trading derivatives, and financial assets designated at fair value through profit or loss by management. Financial liabilities at fair value through profit or loss comprise the following sub-categories: trading liabilities, non-trading derivatives, and other financial liabilities designated at fair value through profit or loss by management. Trading liabilities include equity securities, debt securities, funds on deposit, and derivatives.

A financial asset or financial liability is classified at fair value through profit or loss if acquired principally for the purpose of selling in the short term or if designated by management as such. Management will designate a financial asset or a financial liability as such only if this eliminates a measurement inconsistency or if the related assets and liabilities are managed on a fair value basis.

Transaction costs on initial recognition are expensed as incurred. Interest income and expense from financial instruments is classified at fair value through profit or loss is recognised in Interest income using the effective interest method (where applicable) and the remaining changes in fair value of such instruments are recognised in Valuation results and net trading income in the statement of profit or loss.

Dividend income from equity instruments classified at fair value through profit or loss is generally recognised in Valuation results and net trading income in the statement of profit or loss when the dividend has been declared. For derivatives reference is made to the ‘Derivatives and hedge accounting’ section.

Investments

Investments (including loans quoted in active markets) are classified either as held-to-maturity or available-for-sale. Investment debt securities and loans quoted in active markets with fixed maturity where management has both the intent and the ability to hold to maturity are classified as held-to-maturity. Investment securities and quoted loans intended to be held for an indefinite period of time, which may be sold in response to needs for liquidity or changes in interest rates, exchange rates or equity prices, are classified as available-for-sale financial assets.

Available-for-sale financial assets

Available-for-sale financial assets include available-for-sale debt securities and available-for-sale equity securities. Available-for-sale financial assets are initially recognised at fair value plus transaction costs. For available-for-sale debt securities, the difference between cost and redemption value is amortised. Interest income is recognised using the effective interest method. Available-for-sale financial assets are subsequently measured at fair value. Interest income from debt securities classified as available-for-sale is recognised in Interest income in the statement of profit or loss. Dividend income from equity instruments classified as available-for-sale is recognised in Investment income in the statement of profit or loss when the dividend has been declared. Unrealised gains and losses arising from changes in the fair value are recognised in equity and are recycled to the statement of profit or loss as Investment income when the asset is disposed. Investments in prepayment sensitive securities such as Interest-Only and Principal-Only strips are generally classified as available-for-sale.

Held-to-maturity investments

Non-derivative financial assets with fixed or determinable payments and fixed maturity for which the Group has the positive intent and ability to hold to maturity and which are designated by management as held-to-maturity assets are initially recognised at fair value plus transaction costs. Subsequently, they are carried at amortised cost using the effective interest method less any impairment losses. Interest income from debt securities classified as held-to-maturity is recognised in Interest income in the statement of profit or loss using the effective interest method. Held-to-maturity investments include only debt securities.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are initially recognised at fair value plus transaction costs. Subsequently, they are carried at amortised cost using the effective interest method less any impairment losses. Loans and receivables include Cash and balances with central banks, Loans and advances to banks, Loans and advances to customers, and some categories of Other assets and are reflected in these line items in the Statement of financial position. Interest income from loans and receivables is recognised in Interest income in the Statement of profit or loss using the effective interest method.

Financial liabilities at amortised cost

Financial liabilities at amortised cost include the following sub-categories: preference shares classified as debt, debt securities in issue, subordinated loans, and deposits from banks and customer deposits.

Financial liabilities at amortised cost are recognised initially at their issue proceeds (fair value of consideration received) net of transaction costs incurred. Liabilities in this category are subsequently stated at amortised cost; any difference between proceeds, net of transaction costs, and the redemption value is recognised in the statement of profit or loss over the period of the liability using the effective interest method.

If the Group purchases its own debt, it is removed from the statement of financial position, and the difference between the carrying amount of the liability and the consideration paid is included in the statement of profit or loss.

Financial guarantee contracts

Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due, in accordance with the terms of a debt instrument. Such financial guarantees are initially recognised at fair value and subsequently measured at the higher of the discounted best estimate of the obligation under the guarantee and the amount initially recognised less cumulative amortisation to reflect revenue recognition principles.

Fair values of financial assets and liabilities

Fair values of financial assets and liabilities

All the financial assets and liabilities are recognised initially at fair value, whereas financial assets and liabilities classified as held-for-trading or designated at fair value through profit or loss and financial assets classified as available-for-sale are subsequently measured at fair value in the financial statements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It uses the assumptions that market participants would use and takes into account the characteristics of the asset or liability that market participants would take into account when pricing the asset or liability. Fair values of financial assets and liabilities are based on unadjusted quoted market prices where available. Such quoted market prices are primarily obtained from exchange prices for listed financial instruments. Where an exchange price is not available, quoted prices in an active market may be obtained from independent market vendors, brokers, or market makers. In general, positions are valued at the bid price for a long position and at the offer price for a short position or are valued at the price within the bid-offer spread that is most representative of fair value in the circumstances. In some cases where positions are marked at mid-market prices, a fair value adjustment is calculated.

For certain financial assets and liabilities quoted market prices are not available. For these financial assets and liabilities, fair value is determined using valuation techniques. These valuation techniques range from discounting of cash flows to various valuation models, where relevant pricing factors including the market price of underlying reference instruments, market parameters (volatilities, correlations and credit ratings), and customer behaviour are taken into account. ING maximises the use of market observable inputs and minimises the use of unobservable inputs in determining the fair value. It can be subjective dependent on the significance of the unobservable input to the overall valuation. All valuation techniques used are subject to internal review and approval. Most data used in these valuation techniques are validated on a daily basis.

When a group of financial assets and financial liabilities are managed on the basis of their net risk exposures, it measures the fair value of a group of financial assets and liabilities on net portfolio level.

To include credit risk in the fair value, ING applies both credit and debit valuation adjustments (CVA, DVA). Own issued debt and structured notes that are measured at fair value are adjusted for credit risk by means of a DVA. Additionally, derivatives valued at fair value are adjusted for credit risk by a CVA. The CVA is of a bilateral nature as both the credit risk on the counterparty as well as the credit risk on ING are included in the adjustment. All input data that is used in the determination of the CVA is based on market implied data. Additionally, wrong-way risk (when exposure to a counterparty is increasing and the credit quality of that counterparty deteriorates) and right-way risk (when exposure to a counterparty is increasing and the credit quality of that counterparty improves) are taken into account in the measurement of the valuation adjustment. ING applies an additional ‘funding valuation adjustment’ (FVA) to the uncollateralised derivatives based on the market price of funding liquidity.

Significant judgements and critical accounting estimates and assumptions:

Even if market prices are available, when markets are less liquid there may be a range of prices for the same security from different price sources. Selecting the most appropriate price requires judgement and could result in different estimates of fair value.

Valuation techniques are subjective in nature and significant judgement is involved in establishing fair values for certain financial assets and liabilities. Valuation techniques involve various assumptions regarding pricing factors. The use of different valuation techniques and assumptions could produce significantly different estimates of fair value.

Price testing is performed to assess whether the process of valuation has led to an appropriate fair value of the position and to an appropriate reflection of these valuations in the statement of profit or loss. Price testing is performed to minimise the potential risks for economic losses due to incorrect or misused models.

Reference is made to Note 37 ‘Fair value of assets and liabilities’ and the section ‘Risk management – Market risk’, paragraph ‘Fair values of financial assets and liabilities’ for the basis of the determination of the fair value of financial instruments and related sensitivities.

Credit risk management classification and maximum credit risk exposure

Credit risk management classification and maximum credit risk exposure

Credit risk management disclosures are provided in the section ‘Risk management – Credit risk’ paragraph ‘Credit risk categories’.

The maximum credit risk exposure for items in the statement of financial position is generally the carrying value for the relevant financial assets. For the off-balance sheet items the maximum credit exposure is the maximum amount that could be required to be paid. Reference is made to Note 44 ‘Contingent liabilities and commitments’ for these off-balance sheet items. Collateral received is not taken into account when determining the maximum credit risk exposure.

The manner in which ING Group manages credit risk and determines credit risk exposures for that purpose is explained in the section ‘Risk management – Credit risk’ paragraph ‘Credit Risk Appetite and Concentration Risk Framework’.

Derivatives and hedge accounting

Derivatives and hedge accounting

Derivatives are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently measured at fair value. Fair values are obtained from quoted market prices in active markets, including recent market transactions and valuation techniques (such as discounted cash flow models and option pricing models), as appropriate. All derivatives are carried as assets when their fair value is positive and as liabilities when their fair value is negative.

Certain derivatives embedded in other contracts are measured as separate derivatives when their economic characteristics and risks are not closely related to those of the host contract, the host contract is not carried at fair value through profit or loss, and if a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative. These embedded derivatives are measured at fair value with changes in fair value recognised in the statement of profit or loss. An assessment is carried out when the Group first becomes party to the contract. A reassessment is carried out only when there is a change in the terms of the contract that significantly modifies the expected cash flows.

The method of recognising the resulting fair value gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Group designates certain derivatives as hedges of the fair value of recognised assets or liabilities or firm commitments (fair value hedge), hedges of highly probable future cash flows attributable to a recognised asset or liability or a forecast transaction (cash flow hedge), or hedges of a net investment in a foreign operation. Hedge accounting is used for derivatives designated in this way provided certain criteria are met.

At the inception of the transaction ING Group documents the relationship between hedging instruments and hedged items, its risk management objective, together with the methods selected to assess hedge effectiveness. The Group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of the hedged items.

Fair value hedges

Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recognised in the statement of profit or loss, together with fair value adjustments to the hedged item attributable to the hedged risk. If the hedge relationship no longer meets the criteria for hedge accounting, the cumulative adjustment of the hedged item is, in the case of interest bearing instruments, amortised through the statement of profit or loss over the remaining term of the original hedge or recognised directly when the hedged item is derecognised. For non-interest bearing instruments, the cumulative adjustment of the hedged item is recognised in the statement of profit or loss only when the hedged item is derecognised.

Cash flow hedges

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges are recognised in equity. The gain or loss relating to the ineffective portion is recognised immediately in the statement of profit or loss. Amounts accumulated in equity are recycled to the statement of profit or loss in the periods in which the hedged item affects net result. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the forecast transaction is ultimately recognised in the statement of profit or loss. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is transferred immediately to the statement of profit or loss.

Net investment hedges

Hedges of net investments in foreign operations are accounted for in a similar way to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognised in equity and the gain or loss relating to the ineffective portion is recognised immediately in the statement of profit or loss. Gains and losses accumulated in equity are included in the statement of profit or loss when the foreign operation is disposed.

Non-trading derivatives that do not qualify for hedge accounting

Derivative instruments that are used by the Group as part of its risk management strategies, but which do not qualify for hedge accounting under ING Group’s accounting policies, are presented as non-trading derivatives. Non-trading derivatives are measured at fair value with changes in the fair value taken to the statement of profit or loss.

Offsetting of financial assets and financial liabilities

Offsetting of financial assets and financial liabilities

Financial assets and financial liabilities are offset, and the net amount reported, in the statement of financial position when the Group has a current legally enforceable right to set off the recognised amounts and intends to either settle on a net basis or to realise the asset and settle the liability simultaneously. Offsetting is applied to certain interest rate swaps for which the services of a central clearing house are used. Offsetting is also applied to certain clients subject to cash pooling arrangements where the intention to settle net is demonstrated via a physical transfer of cash balances into a single netting account on a period end basis.

Repurchase transactions and reverse repurchase transactions

Repurchase transactions and reverse repurchase transactions

Securities sold subject to repurchase agreements (repos) are retained in the consolidated financial statements. The counterparty liability is included in Deposits from banks, Customer deposits, or Trading, as appropriate.

Securities purchased under agreements to resell (reverse repos) are not recognised in the statement of financial position. The consideration paid to purchase securities is recognised as Loans and advances to customers, Loans and advances to banks, or Financial assets at fair value through profit or loss - Trading assets, as appropriate. The difference between the sale and repurchase price is treated as interest and amortised over the life of the agreement using the effective interest method.

Impairments of financial assets at amortised cost (loan loss provisions)

Impairments of financial assets at amortised cost (loan loss provisions)

ING Group assesses periodically and at each balance sheet date whether there is objective evidence that a financial asset or group of financial assets is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred if, and only if, there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset, but before the balance sheet date, (a loss event) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated. The following circumstances, among others, are considered objective evidence that a financial asset or group of assets is impaired:

•	The borrower has sought or has been placed in bankruptcy or similar protection and this leads to the avoidance of or delays in repayment of the financial asset;

•	The borrower has failed in the repayment of principal, interest, or fees and the payment failure has remained unsolved for a certain period;

•	The borrower has demonstrated significant financial difficulty, to the extent that it will have a negative impact on the expected future cash flows of the financial asset;

•	The credit obligation has been restructured for non-commercial reasons. ING Group has granted concessions, for economic or legal reasons relating to the borrower’s financial difficulty, the effect of which is a reduction in the expected future cash flows of the financial asset; and

•	Historical experience, updated for current events where necessary, provides evidence that a proportion of a group of assets is impaired although the related events that represent impairment triggers are not yet captured by the Group’s credit risk systems.

In certain circumstances ING grants borrowers postponement and/or reduction of loan principal and/or interest payments for a temporary period of time to maximise collection opportunities, and if possible, avoid default, foreclosure, or repossession. When such postponement and/or reduction of loan principal and/or interest payments is executed based on credit concerns it is also referred to as forbearance. In such cases, the net present value of the postponement and/or reduction of loan and/or interest payments is taken into account in the determination of the appropriate level of impairment loss as described below. If the forbearance results in a substantial modification of the terms of the loan, the original loan is derecognised and a new loan is recognised at its fair value at the modification date. The Group determines whether there has been a substantial modification using both quantitative and qualitative factors.

Losses expected as a result of future events, no matter how likely, are not recognised.

The Group first assesses whether objective evidence of impairment (a loss event/trigger) exists individually for financial assets that are individually significant, and then individually or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment (a loss event/trigger) exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is or continues to be recognised are not included in a collective assessment of impairment.

If there is objective evidence that an impairment loss on an asset carried at amortised cost has been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced through the use of an allowance account (Loan loss provision) and the amount of the loss is recognised in the statement of profit or loss under Addition to loan loss provision. If the asset has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate determined under the contract.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognised (such as an improvement in the debtor’s credit rating), the previously recognised impairment loss is reversed by adjusting the provision. The amount of the reversal is recognised in the statement of profit or loss.

When a loan is uncollectable, it is written off against the related loan loss provision. Such loans are written off after all the necessary procedures have been completed and the amount of the loss has been determined. Subsequent recoveries of amounts previously written off are recognised in the statement of profit or loss.

Impairments on other debt instruments (Loans and held-to-maturity investments) are part of the loan loss provision as described above.

Significant judgements and critical accounting estimates and assumptions:

Considerable judgement is exercised in determining the extent of the loan loss provision (impairment) for financial assets assessed for impairment both individually and collectively. Judgement is exercised in management’s evaluation of whether there is objective evidence that an impairment loss on an asset has been incurred, the risk in the portfolio, current economic conditions, loss experience in recent years and credit, industry, geographical, and concentration trends. Changes in such judgements and analyses may lead to changes in the loan loss provisions over time.

ING Group estimates individual impairment provisions for individually significant financial assets that have objective evidence of impairment. The key judgement exercised in this area is determination of when an impairment event has occurred. Key assumptions in determining the amount of the individual provision are the expected future cash flows from the financial asset in question.

For the purposes of a collective evaluation of impairment, financial assets are grouped on the basis of similar credit risk characteristics. Those characteristics are relevant to the estimation of future cash flows for groups of such assets by being indicative of the debtors’ ability to pay all amounts due according to the contractual terms of the assets being evaluated. The collective evaluation of impairment includes the application of a loss emergence period to default probabilities (also referred to as loss identification period). The loss emergence period is a concept which recognises that there is a period of time between the emergence of impairment triggers and the point in time at which those events are captured by the Group’s credit risk systems. Accordingly, the application of the loss emergence period ensures that impairments that are incurred but not yet identified are adequately reflected in the Group’s loan loss provision. Although the loss emergence periods are inherently uncertain, the Group applies estimates to sub-portfolios (e.g. large corporations, small and medium size enterprises, and retail portfolios) that reflect factors such as the frequency with which customers in the sub-portfolio disclose credit risk sensitive information and the frequency with which they are subject to review by the Group’s account managers. Generally, the frequency increases in relation to the size of the borrower. Loss emergence periods are based on historical experience and are validated, and revised where necessary, through regular back-testing to ensure that they reflect recent experience and current events.

Expected future cash flows in a portfolio of financial assets that are collectively evaluated for impairment, are estimated on the basis of the contractual cash flows of the assets in the portfolio and historical loss experience for assets with credit risk characteristics similar to those in the portfolio. Historical loss experience is adjusted on the basis of current observable data to reflect the effects of current conditions that did not affect the period on which the historical loss experience is based and to remove the effects of conditions in the historical period that do not exist currently. Current observable data may include changes in unemployment rates, property prices, and commodity prices. The methodology and assumptions used for estimating future cash flows are reviewed regularly to reduce any differences between loss estimates and actual loss experience.

Reference is made to Note 6 ‘Loans and advances to customers’ and the section ‘Risk management – Credit risk’ for further details.

Impairment of available for sale financial assets

Impairment of available for sale financial assets

At each balance sheet date, the Group assesses whether there is objective evidence that a financial asset or a group of financial assets is impaired. In the specific case of equity investments classified as available-for-sale, a significant or prolonged decline in the fair value of the security below its cost is considered in determining whether the assets are impaired. Significant and prolonged are interpreted on a case-by-case basis for specific equity securities; generally 25% and six months are used as triggers. If any objective evidence exists for available-for-sale debt and equity investments, the cumulative loss – measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognised in net result – is removed from equity and recognised in the statement of profit or loss. Impairment losses recognised on equity instruments can never be reversed. If, in a subsequent period, the fair value of a debt instrument classified as available-for-sale increases and the increase can be objectively related to an event occurring after the impairment loss was recognised in the statement of profit or loss, the impairment loss is reversed through the statement of profit or loss.

Investments in associates and joint ventures

Investments in associates and joint ventures

Associates are all entities over which the Group has significant influence but not control. Significant influence is the ability to participate in the financial and operating policies of the investee. It generally results from a shareholding of between 20% and 50% of the voting rights or through situations including, but not limited to one or more of the following:

•	Representation on the board of directors;

•	Participation in the policymaking process; and

•	Interchange of managerial personnel.

Joint ventures are entities over which the Group has joint control. Joint control is the contractually agreed sharing of control over an arrangement or entity, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. Joint control means that no party to the agreement is able to act unilaterally to control the activity of the entity. The parties to the agreement must act together to control the entity and therefore exercise the joint control.

Investments in associates and joint ventures are initially recognised at cost and subsequently accounted for using the equity method of accounting.

The Group’s investment in associates and joint ventures (net of any accumulated impairment loss) includes goodwill identified on acquisition. The Group’s share of its associates and joint ventures post-acquisition profits or losses is recognised in the statement of profit or loss, and its share of post-acquisition changes in reserves is recognised in equity. The cumulative post-acquisition changes are adjusted against the carrying amount of the investment. When the Group’s share of losses in an associate or joint venture equals or exceeds its interest in the associate or joint venture, including any long-term interests in the associate like uncollateralised loans that are neither planned nor likely to be settled in the foreseeable future, the Group does not recognise further losses, unless it has incurred obligations or made payments on behalf of the associate or joint venture.

Unrealised gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest in the associates and joint ventures. Unrealised losses are also eliminated unless they provide evidence of an impairment of the asset transferred. Accounting policies of associates and joint ventures have been changed where necessary to ensure consistency with the policies adopted by the Group. The reporting dates of all significant associates and joint ventures are consistent with the reporting date of the Group.

Property and equipment

Property and equipment

Property in own use

Land and buildings held for own use are stated at fair value at the balance sheet date. Increases in the carrying amount arising on revaluation of land and buildings held for own use are credited to the revaluation reserve in shareholders’ equity. Decreases in the carrying amount that offset previous increases of the same asset are charged against the revaluation reserve directly in equity; all other decreases are charged to the statement of profit or loss. Increases that reverse a revaluation decrease on the same asset previously recognised in net result are recognised in the statement of profit or loss. Depreciation is recognised based on the fair value and the estimated useful life (in general 20–50 years). Depreciation is calculated on a straight-line basis. On disposal, the related revaluation reserve is transferred to retained earnings.

The fair values of land and buildings are based on regular appraisals by independent qualified valuers or internally, similar to appraisals of real estate investments. Subsequent expenditure is included in the asset’s carrying amount when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably.

Equipment

Equipment is stated at cost less accumulated depreciation and any impairment losses. The cost of the assets is depreciated on a straight line basis over their estimated useful lives, which are generally as follows: for data processing equipment two to five years, and four to ten years for fixtures and fittings. Expenditure incurred on maintenance and repairs is recognised in the statement of profit or loss as incurred. Expenditure incurred on major improvements is capitalised and depreciated.

Disposals

The difference between the proceeds on disposal and net carrying value is recognised in the statement of profit or loss under Other income.

Borrowing costs

Borrowing costs incurred for the construction of any qualifying asset are capitalised during the period of time that is required to complete and prepare the asset for its intended use. Borrowing costs are determined at the weighted average cost of capital of the project.

Leases

Leases

The determination of whether an arrangement is or contains a lease is based on the substance of the arrangement at inception date.

ING Group as the lessee

The leases entered into by ING Group are primarily operating leases. The total payments made under operating leases are recognised in the statement of profit or loss on a straight-line basis over the period of the lease.

When an operating lease is terminated before the lease period has expired, any penalty payment to be made to the lessor is recognised as an expense in the period in which termination takes place.

ING Group as the lessor

When assets are held subject to a finance lease, the present value of the lease payments is recognised as a receivable under Loans and advances to customers or Loans and advances to banks. The difference between the gross receivable and the present value of the receivable is unearned lease finance income. Lease income is recognised over the term of the lease using the net investment method (before tax), which reflects a constant periodic rate of return. When assets are held subject to an operating lease, the assets are included under Assets under operating leases.

Assets under operating leases

Assets leased out under operating leases in which ING Group is the lessor are stated at cost less accumulated depreciation and any impairment losses. The cost of the assets is depreciated on a straight-line basis over the lease term.

Acquisitions, goodwill and other intangible assets

Acquisitions, goodwill and other intangible assets

Acquisitions and goodwill

ING Group’s acquisitions are accounted for using the acquisition method of accounting. The consideration for each acquisition is measured at the aggregate of the fair values (at the date of exchange) of assets given, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree. Goodwill, being the difference between the cost of the acquisition (including assumed debt) and the Group’s interest in the fair value of the acquired assets, liabilities and contingent liabilities as at the date of acquisition, is capitalised as an intangible asset. Goodwill is only capitalised on acquisitions. The results of the operations of the acquired companies are included in the statement of profit or loss from the date control is obtained.

Where applicable, the consideration for the acquisition includes any asset or liability resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value. Contingent consideration arrangements classified as an asset or a liability, are subsequently measured at fair value and the changes in fair value will be recognised in the statement of profit or loss. Changes in the fair value of the contingent consideration classified as equity, are not recognised.

Where a business combination is achieved in stages, ING Group’s previously held interests in the assets and liabilities of the acquired entity are remeasured to fair value at the acquisition date (i.e. the date ING Group obtains control) and the resulting gain or loss, if any, is recognised in the statement of profit or loss. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognised in other comprehensive income are reclassified to the statement of profit or loss, where such treatment would be appropriate if that interest were disposed of. Acquisition related costs are recognised in the statement of profit or loss as incurred and presented in the statement of profit or loss as Other operating expenses.

The initial accounting for the fair value of the net assets of the companies acquired during the year may be determined only provisionally as the determination of the fair value can be complex and the time between the acquisition and the preparation of the Financial statements can be limited. The initial accounting shall be completed within a year after acquisition. Adjustments to the fair value as at the date of acquisition of acquired assets and liabilities, that are identified within one year after acquisition are recognised as an adjustment to goodwill; any subsequent adjustment is recognised as income or expense. On disposal of group companies, the difference between the sale proceeds and carrying value (including goodwill) and the unrealised results (including the currency translation reserve in equity) is included in the statement of profit or loss.

Goodwill impairment

ING assesses at each reporting period, whether there is an indication that an intangible asset may be impaired. Irrespective of whether there is an indication of impairment, intangible assets with an indefinite useful life, including goodwill acquired in a business combination, and intangible assets not yet available for use, are tested annually for impairment. Goodwill is allocated to groups of CGUs (that is, the group of cash generating units or CGUs) for the purpose of impairment testing. These groups of CGUs represent the lowest level at which goodwill is monitored for internal management purposes. Goodwill is tested for impairment by comparing the carrying value of the group of CGUs to the recoverable amount of that group of CGUs. The carrying value is determined as the IFRS net asset value including goodwill. In compliance with IAS 36 ‘Impairment of assets’, the carrying value is determined on a basis that is consistent with the way in which the recoverable amount of the CGU is determined. When the carrying values need to be allocated between Retail and Wholesale solvency (risk-weighted assets) are used as a basis. The recoverable amount is estimated as the higher of fair value less costs of disposal and value in use. Several methodologies are applied to arrive at the best estimate of the recoverable amount. Impairment of goodwill, if applicable, is included in the statement of profit or loss in Other operating expenses.

Computer software

Computer software that has been purchased or generated internally for own use is stated at cost less amortisation and any impairment losses. Amortisation is calculated on a straight-line basis over its useful life. This period will generally not exceed five years. Amortisation is included in Other operating expenses.

Other intangible assets

Other intangible assets are capitalised and amortised over their expected economic life, which is generally between three and ten years. Intangible assets with an indefinite life are not amortised.

Taxation

Taxation

Income tax on the result for the year comprises current and deferred tax. Income tax is recognised in the statement of profit or loss but it is recognised directly in equity if the tax relates to items that are recognised directly in equity.

Deferred income tax

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled. Deferred tax assets and liabilities are not discounted.

Deferred tax assets are recognised where it is probable that future taxable profit will be available against which the temporary differences can be utilised. Deferred income tax is provided on temporary differences arising from investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the difference will not reverse in the foreseeable future. The tax effects of income tax losses available for carry forward are recognised as an asset where it is probable that future taxable profits will be available against which these losses can be utilised.

Fair value remeasurement of available-for-sale investments and cash flow hedges are recognised directly in equity. Deferred tax related to this fair value remeasurement is also recognised directly in equity and is subsequently recognised in the statement of profit or loss together with the deferred gain or loss.

Uncertain tax positions are assessed continually by ING Group and in case it is probable that there will be a cash outflow; a current tax liability is recognised.

Other assets

Other assets

Investment property

Investment properties are recognised at fair value at the balance sheet date. Changes in the carrying amount resulting from revaluations are recognised in the statement of profit or loss. On disposal, the difference between the sale proceeds and carrying value is recognised in the statement of profit or loss.

Property obtained from foreclosures

Property obtained from foreclosures is stated at the lower of cost and net realisable value. Net realisable value is the estimated selling price, less applicable variable selling expenses. Property obtained from foreclosures is included in Other assets - Property development and obtained from foreclosures.

Property development

Property developed and under development for which ING Group has the intention to sell the property after its completion is included in Other assets – Property development and obtained from foreclosures.

Property developed and under development for which ING Group has the intention to sell the property under development after its completion and where there is not yet a specifically negotiated contract is measured at direct construction cost incurred up to the balance sheet date, including borrowing costs incurred during construction and ING Group’s own directly attributable development and supervision expenses less any impairment losses. Profit is recognised using the completed contract method (on sale date of the property). Impairment is recognised if the estimated selling price, less applicable variable selling expenses is lower than carrying value.

Property under development for which ING Group has the intention to sell the property under development after its completion and where there is a specifically negotiated contract is valued using the percentage of completion method (pro rata profit recognition). The stage of completion is measured by reference to costs incurred to date as percentage of total estimated costs for each contract.

Property under development is stated at fair value (with changes in fair value recognised in the statement of profit or loss) if ING Group has the intention to recognise the property under development after completion as real estate investments.

Disposal groups held for sale and discontinued operations

Disposal groups held for sale and discontinued operations

Disposal groups (and groups of non-current assets) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This is only the case when the sale is highly probable and the disposal group (or group of assets) is available for immediate sale in its present condition; management must be committed to the sale, which is expected to occur within one year from the date of classification as held for sale.

Upon classification as held for sale, the carrying amount of the disposal group (or group of assets) is compared to its fair value less cost to sell. If the fair value less cost to sell is lower than the carrying value, this expected loss is recognised through a reduction of the carrying value of any goodwill related to the disposal group and the carrying value of certain other non-current non-financial assets. Any excess of the expected loss over the reduction of the carrying amount of these relevant assets is not recognised upon classification as held for sale, but is recognised as part of the result on disposal if and when a divestment transaction occurs.

When a group of assets that is classified as held for sale represents a major line of business or geographical area the disposal group is classified as discontinued operations. Upon classification of a business as held for sale and discontinued operations the individual income and expenses are presented within the Total net result from discontinued operations instead of being presented in the usual line items in the Consolidated statement of profit or loss. All comparative years in the Consolidated statement of profit or loss are restated and presented as discontinued operations for all periods presented. Furthermore, the individual assets and liabilities are presented in the Consolidated statement of financial position as Assets and liabilities held for sale and are no longer included in the usual line items in the Consolidated statement of financial position. Changes in assets and liabilities as a result of classification as held for sale are included in the notes in the line Changes in composition of the group and other changes.

Provisions, contingent liabilities and contingent assets

Provisions, contingent liabilities and contingent assets

A provision is a present obligation arising from past events, the settlement of which is expected to result in an outflow of resources embodying economic benefits, however the timing or the amount is uncertain. Provisions are discounted when the effect of the time value of money is significant using a pre-tax discount rate.

Reorganisation provisions include employee termination benefits when the Group is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal, or providing termination benefits as a result of an offer made to encourage voluntary redundancy.

A liability is recognised for a levy when the activity that triggers payment, as identified by the relevant legislation, occurs. For a levy that is triggered upon reaching a minimum threshold, the liability is recognised only upon reaching the specified minimum threshold.

A contingent liability is a possible obligation that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of ING Group; or a present obligation that arises from past events but is not recognised because it is either not probable that an outflow of economic benefits will be required to settle the obligation or the amount of the obligation cannot be measured reliably. Contingent liabilities are not recognised in the statement of financial position, but are rather disclosed in the notes unless the possibility of the outflow of economic benefits is remote.

A contingent asset is a possible asset that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of ING Group. Contingent assets are recognised in the statement of financial position only when realisation of the income that arises from such an asset is virtually certain. Contingent assets are disclosed in the notes when an inflow of economic benefits is probable.

Significant judgements and critical accounting estimates and assumptions:

The recognition and measurement of provisions is an inherently uncertain process involving using judgement to determine when a present obligation exists and estimates regarding probability, amounts and timing of cash flows.

ING Group may become involved in legal proceedings. The degree of uncertainty and the method of making the accounting estimate depends on the individual case, its nature and complexity. Legal cases are usually one of a kind. Judgment is required to estimate the probability of an unfavourable outcome and the amount of potential loss. For the assessment of litigation provisions the Group consults with legal experts. Even taking into consideration legal experts’ advice, the probability of an outflow of economic benefits can still be uncertain and the amount provisioned can remain sensitive to the assumptions used which may have a broad range of outcomes. Reference is made to Note 14 ‘Provisions’. For legal proceedings where it is not possible to make a reliable estimate of the expected financial effect, that could result from the ultimate resolution of the proceedings, no provision is recognised, however disclosure is included in the financial statements. Reference is made to Note 45 ‘Legal proceedings’.

Key assumptions for the reorganisation provision are in estimating the amounts and timing of cash flows as the announced transformation initiatives are implemented over a period of several years. Reference is made to Note 14 ‘Provisions’.

Other liabilities

Other liabilities

Defined benefit plans

The net defined benefit asset or liability recognised in the statement of financial position in respect of defined benefit pension plans is the fair value of the plan assets less the present value of the defined benefit obligation at the balance sheet date.

Plan assets are measured at fair value at the balance sheet date. For determining the pension expense, the return on plan assets is determined using a high quality corporate bond rate identical to the discount rate used in determining the defined benefit obligation.

Changes in plan assets that effect Shareholders’ equity and/or Net result, include mainly:

•	return on plan assets using a high quality corporate bond rate at the start of the reporting period which are recognised as staff costs in the statement of profit or loss; and

•	remeasurements which are recognised in Other comprehensive income (equity).

The defined benefit obligation is calculated by internal and external actuaries through actuarial models and calculations using the projected unit credit method. This method considers expected future payments required to settle the obligation resulting from employee service in the current and prior periods, discounted using a high quality corporate bond rate. Inherent in these actuarial models are assumptions including discount rates, rates of increase in future salary and benefit levels, mortality rates, trend rates in health care costs, consumer price index and the expected level of indexation. The assumptions are based on available market data as well as management expectations and are updated regularly. The actuarial assumptions may differ significantly from the actual results due to changes in market conditions, economic and mortality trends, and other assumptions. Any changes in these assumptions could have a significant impact on the defined benefit plan obligation and future pension costs.

Changes in the defined benefit obligation that effects Shareholders’ equity and/or Net result, include mainly:

•	Service cost which are recognised as staff costs in the statement of profit or loss;

•	Interest expenses using a high quality corporate bond rate at the start of the period which are recognised as staff costs in the Statement of profit or loss; and

•	Remeasurements which are recognised in Other comprehensive income (equity).

Remeasurements recognised in other comprehensive income are not recycled to profit or loss. Any past service cost relating to a plan amendment is recognised in profit or loss in the period of the plan amendment. Gains and losses on curtailments and settlements are recognised in the statement of profit or loss when the curtailment or settlement occurs.

The recognition of a net defined benefit asset in the consolidated statement of financial position is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.

Defined contribution plans

For defined contribution plans, the Group pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognised as staff expenses in the profit or loss when they are due. Prepaid contributions are recognised as an asset to the extent that a cash refund or a reduction in the future payments is available.

Other post-employment obligations

Some group companies provide post-employment healthcare and other benefits to certain employees and former employees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology similar to that for defined benefit pension plans.

Income recognition

Income recognition

Interest

Interest income and expense are recognised in the statement of profit or loss using the effective interest method. The effective interest method is a method of calculating the amortised cost of a financial asset or a financial liability and of allocating the interest income or interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument or, when appropriate, a shorter period to the net carrying amount of the financial asset or financial liability. When calculating the effective interest rate, the Group estimates cash flows considering all contractual terms of the financial instrument (for example, prepayment options) but does not consider future credit losses. The calculation includes all fees and points paid or received between parties to the contract that are an integral part of the effective interest rate, transaction costs and all other premiums or discounts. Once a financial asset or a group of similar financial assets has been written down as a result of an impairment loss, interest income is recognised using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss.

All interest income and expenses from trading positions and non-trading derivatives are classified as interest income and interest expenses in the statement of profit or loss. Changes in the ‘clean fair value’ are included in Valuation results and net trading income.

Fees and commissions

Fees and commissions are generally recognised as the service is provided. Loan commitment fees for loans that are likely to be drawn down are deferred (together with related direct costs) and recognised as an adjustment to the effective interest rate on the loan. Loan syndication fees are recognised as income when the syndication has been completed and the Group has retained no part of the loan package for itself or has retained a part at the same effective interest rate as the other participants. Commission and fees arising from negotiating, or participating in the negotiation of, a transaction for a third party – such as the arrangement of the acquisition of shares or other securities or the purchase or sale of businesses – are recognised on completion of the underlying transaction. Portfolio and other management advisory and service fees are recognised based on the applicable service contracts as the service is provided. Asset management fees related to investment funds and investment contract fees are recognised on a pro-rata basis over the period the service is provided. The same principle is applied for wealth management, financial planning and custody services that are continuously provided over an extended period of time. Fees received and paid between banks for payment services are classified as commission income and expenses.

Lease income

The proceeds from leasing out assets under operating leases are recognised on a straight-line basis over the life of the lease agreement. Lease payments received in respect of finance leases when ING Group is the lessor are divided into an interest component (recognised as interest income) and a repayment component.

Expense recognition

Expense recognition

Expenses are recognised in the statement of profit or loss as incurred or when a decrease in future economic benefits related to a decrease in an asset or an increase in a liability has arisen that can be measured reliably.

Share-based payments

Share-based payment expenses are recognised as a staff expense over the vesting period. A corresponding increase in equity is recognised for equity-settled share-based payment transactions. A liability is recognised for cash-settled share-based payment transactions. The fair value of equity-settled share-based payment transactions are measured at the grant date, and the fair value of cash-settled share-based payment transactions are measured at each balance sheet date. Rights granted will remain valid until the expiry date, even if the share based payment scheme is discontinued. The rights are subject to certain conditions, including a pre-determined continuous period of service.

Earnings per ordinary share

Earnings per ordinary share

Earnings per ordinary share is calculated on the basis of the weighted average number of ordinary shares outstanding. In calculating the weighted average number of ordinary shares outstanding:

•	Own shares held by group companies are deducted from the total number of ordinary shares in issue;

•	The computation is based on daily averages; and

•	In case of exercised warrants, the exercise date is taken into consideration.

The non-voting equity securities are not ordinary shares, because their terms and conditions (especially with regard to coupons and voting rights) are significantly different. Therefore, the weighted average number of ordinary shares outstanding during the period is not impacted by the non-voting equity securities.

Diluted earnings per share data are computed as if all convertible instruments outstanding at year-end were exercised at the beginning of the period. It is also assumed that ING Group uses the assumed proceeds thus received to buy its own shares against the average market price in the financial year. The net increase in the number of shares resulting from the exercise is added to the average number of shares used to calculate diluted earnings per share.

Share options with fixed or determinable terms are treated as options in the calculation of diluted earnings per share, even though they may be contingent on vesting. They are treated as outstanding on the grant date. Performance-based employee share options are treated as contingently issuable shares because their issue is contingent upon satisfying specified conditions in addition to the passage of time.

Statement of cash flows

Statement of cash flows

The statement of cash flows is prepared in accordance with the indirect method, classifying cash flows as cash flows from operating, investing and financing activities. In the net cash flow from operating activities, the result before tax is adjusted for those items in the statement of profit or loss and changes in items per the statement of financial position, which do not result in actual cash flows during the year.

For the purposes of the statement of cash flows, Cash and cash equivalents comprise balances with less than three months’ maturity from the date of acquisition, including cash and balances with central banks, treasury bills and other eligible bills, amounts due from other banks, and deposits from banks. Investments qualify as a cash equivalent if they are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

Cash flows arising from foreign currency transactions are translated into the functional currency using the exchange rates at the date of the cash flows.

The net cash flow shown in respect of Loans and advances to customers relates only to transactions involving actual payments or receipts. The Addition to loan loss provision which is deducted from the item Loans and advances to customers in the statement of financial position has been adjusted accordingly from the result before tax and is shown separately in the statement of cash flows.

The difference between the net cash flow in accordance with the statement of cash flows and the change in Cash and cash equivalents in the statement of financial position is due to exchange rate differences and is accounted for separately as part of the reconciliation of the net cash flow and the change in Cash and cash equivalents in the statement of financial position.

Liabilities arising from financing activities are debt securities and subordinated loans.